Transactions with directors and key management (Details) £ in Thousands	Dec. 31, 2021 GBP (£) director	Dec. 31, 2020 GBP (£)
Transactions with directors and key management
Loans to customers - amortised cost	£ 358,990,000	£ 360,544,000
Customer deposits	479,810,000	431,739,000
key management personnel
Transactions with directors and key management
Loans to directors	£ 7,023,190
Number of directors with outstanding loans | director	7
Loans to customers - amortised cost	£ 9,128	5,165
Customer deposits	£ 51,018	£ 45,747